Premises and Equipment - Rent Commitments Under Non-cancelable Operating Leases (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Leases [Abstract]
2016	$ 529
2017	492
2018	307
2019	263
2020	48
Thereafter	0
Total	$ 1,639